Net Loss Per Share of Common Share - Computation of basic and dilutive net loss per share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Net Loss Per Share of Common Share
Net loss	$ (10,503,000)	$ (6,252,000)	$ (28,016,641)	$ (11,485,410)
Weighted-average shares outstanding, basic (in shares)	105,861,986	63,170,918	71,646,985	60,414,175
Weighted-average shares outstanding, diluted (in shares)	105,861,986	63,170,918	71,646,985	60,414,175
Net loss per share, basic (in dollars per share)	$ (0.1)	$ (0.1)	$ (0.39)	$ (0.19)
Net loss per share, diluted (in dollars per share)	$ (0.1)	$ (0.1)	$ (0.39)	$ (0.19)